Basis of Presentation and Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Unaudited Interim Financial Statements

A.	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In the opinion of the management, all adjustments considered necessary for a fair presentation have been included (consisting only of normal recurring adjustments except as otherwise discussed). For further information, reference is made to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form 20-F for the year ended December 31, 2018.

The results of operation for the three and six months ended June 30, 2019, are not necessarily indicative of the results that may be expected for the year ending December 31, 2019.

Significant Accounting Policies

B.	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed consolidated financial statements are identical to those applied in the preparation of the latest annual financial statements.

Use of estimates

C.	Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recent Accounting Standards

D.	Recent Accounting Standards

On January 1, 2019, the Company adopted Accounting Standards Update ("ASU") 2016-02, "Leases" (Topic 842) ("ASU 2016-02") using the modified retrospective approach for all lease arrangements at the beginning period of adoption. Results for the reporting period beginning January 1, 2019, are presented under ASU 2016-02, which requires, among other items, lessees to recognize a right-of-use asset ("ROU assets") and lease liability for most leases. Upon adoption of the new lease standard, the Company recorded ROU assets of $1,573 and lease liabilities of $1,619 in connection with its operating leases. See Note 4 for additional information regarding the Company's commitments under various lease obligations.

Arrangements that are determined to be leases at inception are recognized in long-term ROU assets and long-term lease liabilities in the condensed consolidated balance sheet at lease commencement. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future fixed lease payments over the lease term at commencement date. As most of the Company's leases do not provide an implicit rate, the Company applies its incremental borrowing rate based on the economic environment at commencement date in determining the present value of future payments. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases or payments are recognized on a straight-line basis over the lease term.

In June 2016, the Financial Accounting Standards Board ("FASB") issued a new standard requiring measurement and recognition of expected credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. This standard will be effective for the Company as of the first quarter of 2020; early adoption is permitted beginning in the first quarter of 2019. It is required to be applied on a modified-retrospective approach with certain elements being adopted prospectively. The Company does not expect that the adoption of this standard will have a significant impact on its financial position or results of operations.

In June 2018, the FASB issued ASU No. 2018-07 "Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting" ("ASU 2018-07"). These amendments expand the scope of Topic 718, "Compensation - Stock Compensation" (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. ASU 2018-07 supersedes Subtopic 505-50, "Equity - Equity-Based Payments to Non-Employees." The guidance is effective for public companies for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. ASU 2018-07 does not have a material impact on the Company's consolidated financial statements.